6. OIL AND GAS PROPERTY INTERESTS (Details - Lease schedule)	12 Months Ended
	Dec. 31, 2016 USD ($) ha Leases	Dec. 31, 2015 ha Leases
Number of Leases | Leases	62
Land Area (in hectares) | ha	60,672
Annual Lease Payments | $	$ 158,113
2005 | Peace River Property [Member]
Number of Leases | Leases		6
Land Area (in hectares) | ha		9,152
Annual Lease Payments | $	23,857
2006 | Peace River Property [Member]
Number of Leases | Leases		29
Land Area (in hectares) | ha		33,528
Annual Lease Payments | $	92,046
2007 | Peace River Property [Member]
Number of Leases | Leases		21
Land Area (in hectares) | ha		13,312
Annual Lease Payments | $	34,702
2008 | Peace River Property [Member]
Number of Leases | Leases		5
Land Area (in hectares) | ha		1,280
Annual Lease Payments | $	3,337
2011 | Peace River Property [Member]
Number of Leases | Leases		1
Land Area (in hectares) | ha		1,600
Annual Lease Payments | $	$ 4,171